One Commerce Square
                                                     Philadelphia, PA 19103


Delaware Group of Funds
                                                          DELAWARE
                                                             GROUP
                                                          ________

1933 Act Rule 497(j)
File No. 2-10765
1940 Act File No. 811-249
January 2, 1997

Filed via EDGAR (CIK #0000027801)
_________________________________

Securities and Exchange Commission
Document Control
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  File No. 2-10765
     DELAWARE GROUP EQUITY FUNDS I, INC.
     (FORMERLY DELAWARE GROUP DELAWARE FUND, INC.)-
     DELAWARE FUND AND DEVON FUND

Dear Commission:

In accordance with the provisions of Rule 497(j), under the Securities Act of 1933, this is to certify that the form of Prospectus for the Institutional Class shares of Delaware Fund and Devon Fund that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 104, the most recent post-effective amendment of Delaware Group Equity Funds I, Inc. Post-Effective Amendment No. 104 was filed electronically with the Commission on December 24, 1996 under paragraph (b) of Rule 485 under the Securities Act of 1933.

Very truly yours,


/s/ David P. O'Connor
______________________
David P. O'Connor
Assistant Vice President/
Assistant Secretary